Note 14 - Share Capital (Details Textual) - USD ($) $ in Millions		12 Months Ended
	Apr. 18, 2016	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Proceeds from Stock Options Exercised		$ 0.6	$ 0.2	$ 0.9
Shelf Prospectus [Member]
Shelf Prospectus Period	2 years 30 days
Shelf Prospectus, Maximum Amount	$ 500.0